Related Party Transactions - Additional Information (Detail) - USD ($) shares in Millions			3 Months Ended				6 Months Ended				12 Months Ended
	Mar. 04, 2024	Dec. 22, 2023	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2015
Related Party Transaction [Line Items]
Interest expense			$ 101,990,000	[1]	$ 73,618,000	[1]	$ 199,943,000	[1]	$ 116,008,000	[1]	$ 289,169,000	[2]	$ 121,011,000	[2]	$ 27,046,000	[2]
Due to related party current			15,595,000	[3]			15,595,000	[3]			19,314,000	[3],[4]	72,002,000	[4]
Prepaid expenses and other current assets			4,739,000	[3]			4,739,000	[3]			8,908,000	[3],[4]	27,656,000	[4]
Claims recovery service income									498,000		498,000	[5]	18,542,000	[5]	14,500,000	[5]
Second Amended and Restated First Lien Credit Agreement [Member] | Working Capital Credit Facility Collateral [Member]
Related Party Transaction [Line Items]
Payment of certain costs and fees		$ 100,000
Related Party [Member] | Funds Held For Other Entities [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current			19,800,000				19,800,000				19,800,000		19,800,000
Related Party [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest expense			1,300,000		1,300,000		2,500,000		2,500,000		5,000,000		2,700,000
MSP Principals [Member] | Service fees
Related Party Transaction [Line Items]
Aggregate principal amount			13,000,000				13,000,000						13,000,000
MSP Principals [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount			$ 112,800,000				$ 112,800,000						$ 112,800,000
Interest rate, payable in kind			4.00%				4.00%						4.00%
Debt instrument, maturity term							4 years						4 years
Debt instrument maturity date							Jun. 16, 2026
MSP Recovery Law Firm [Member]
Related Party Transaction [Line Items]
Proceeds from promissory notes							$ 6,000,000
Related party expenses			$ 3,000,000		4,700,000		6,000,000		8,900,000		19,200,000		$ 29,700,000
Advance payment incurred for expense			3,000,000				3,000,000				19,200,000		9,600,000
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Professional Fees - Legal [Member]
Related Party Transaction [Line Items]
Related party expenses			3,000,000		4,700,000		6,000,000		8,900,000		19,200,000		29,700,000
Share based compensation													20,100,000
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Cost of Claims Recoveries [Member]
Related Party Transaction [Line Items]
Related party expenses			3,400		0		42,600		0		300,000		400,000		0
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current			0				0				0
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current			900,000				900,000				800,000		2,100,000
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from promissory notes							36,500,000				36,500,000
Prepaid expenses and other current assets			1,700,000				$ 1,700,000				7,700,000		26,900,000
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member] | Existing Legal Services Agreements [Member]
Related Party Transaction [Line Items]
Aggregate principal amount											$ 4,950,000
Debt instrument, maturity term											24 months
Debt instrument maturity date							Jan. 15, 2026
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member] | Existing Legal Services Agreements [Member] | Working Capital Credit Facility Collateral [Member]
Related Party Transaction [Line Items]
Partial repayment of debt	$ 400,000
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member] | Existing Legal Services Agreements [Member] | Working Capital Credit Facility Collateral [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Partial repayment of debt	$ 400,000
MSP Recovery Aviation, LLC [Member]
Related Party Transaction [Line Items]
Related party expenses			46,600				$ 91,700
Related party expenses					0				0
MSP Recovery Aviation, LLC [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Related party expenses											$ 200,000		400,000
MSP Recovery Aviation, LLC [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current			200,000				200,000				200,000		200,000
Series MRCS LLC [Member] | Claims Financing Obligation and Notes Payable [Member]
Related Party Transaction [Line Items]
Note payable related party			500,000				500,000				500,000		500,000
Other Affiliates [Member] | Additional Receivables From Other Affiliates [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current			200,000				200,000				200,000
Note payable related party													100,000
VRM [Member]
Related Party Transaction [Line Items]
Claims recovery service income											0		10,600,000		$ 11,500,000
Virage Amendment [Member] | VRM [Member]
Related Party Transaction [Line Items]
Interest expense			$ 76,100,000		$ 54,300,000		$ 149,500,000		$ 91,400,000		$ 221,400,000		$ 81,900,000
Brickell Key Investment Amendment [Member]
Related Party Transaction [Line Items]
Shares pledged under agreement																	50

[1]	For the three and six months ended June 30, 2024 and 2023, interest expense included $77.7 million and $152.5 million, and $55.6 million and $94.0 million, respectively, related to interest expense due to related parties. See Note 15, Related Party Transactions, for further details.
[2]	For the year ended December 31, 2023 and 2022, Interest expense included $226.5 million and $84.7 million, respectively, of interest expense to related parties. For the year ended December 31, 2021 the interest expense to related parties was de minimis.
[3]	As of June 30, 2024 and December 31, 2023, the total affiliate receivable, prepaid expenses and other current assets, affiliate payable, warrant liability, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable include balances with related parties. See Note 15, Related Party Transactions, for further details.
[4]	As of December 31, 2023 and 2022, the total affiliate receivable, affiliate payable, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 15, Related Party Transactions, for further details.
[5]	For the years ended December 31, 2022 and 2021, Claims recovery service income included $10.6 million, and $11.5 million, respectively, of Claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. See Note 15, Related Party Transactions, for further details.